Interim Condensed Consolidated Statements of Income (Loss) And Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interim Condensed Consolidated Statements of Income (Loss) And Statements of Comprehensive Income (Loss)
Revenue	€ 23	€ 0	€ 42	€ 0	€ 16	€ 0	€ 0
Cost of sales	(123)	0	(142)	0	(58)	0	0
Gross loss	(100)	0	(100)	0	(42)	0	0
Cost of research and development	(30,402)	(10,432)	(53,142)	(12,825)	(40,609)	(30,469)	(4,937)
Selling and distribution expenses	(524)	(869)	(1,012)	(1,625)	(3,220)	(9,100)	(2,135)
General and administrative expenses	(4,548)	(3,767)	(7,596)	(7,673)	(15,094)	(14,404)	(2,417)
Other operating income/expenses	939	209	1,753	370	(183)	(15)	220
Impairment losses on financial assets	8	5	4	(2)	(6)	(6)	0
Operating loss	(34,627)	(14,854)	(60,093)	(21,755)	(59,154)	(53,994)	(9,269)
Interest and similar income					0	2	0
Interest and similar expense	(526)	(370)	(923)	(2,645)	(4,781)	(2,040)	(702)
Loss before tax	(35,153)	(15,224)	(61,016)	(24,400)	(63,935)	(56,032)	(9,971)
Taxes on income	0	0	0	0	0	0	0
Deferred taxes on expense	0	(41)	0	(41)	(18)	0	0
Loss for the period	(35,153)	(15,265)	(61,016)	(24,441)	(63,953)	(56,032)	(9,971)
Other comprehensive loss	0	32	0	(64)	16	(21)	0
Total comprehensive loss for the period	€ (35,153)	€ (15,234)	€ (61,016)	€ (24,505)	€ (63,937)	€ (56,053)	€ (9,971)
Loss per share in EUR
Basic (in EUR per share)	€ (0.45)	€ (0.47)	€ (0.81)	€ (0.76)	€ (1.07)	€ (0.97)	€ (0.18)
Diluted (in EUR per share)	€ (0.45)	€ (0.47)	€ (0.81)	€ (0.76)	€ (1.07)	€ (0.97)	€ (0.18)
Weighted average number of shares for calculation of earnings per share
Basic (in shares)	78,519,562	32,381,964	75,544,645	32,367,901	59,836,824	57,684,220	56,860,720
Diluted (in shares)	78,519,562	32,381,964	75,544,645	32,367,901	59,836,824	57,684,220	56,860,720